Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Assets and liabilities held for sale

5. Assets and liabilities held for sale

Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2018	2017
Assets held for sale
Working capital	$—	$1
Property, plant and equipment	—	34

	$—	$35

Liabilities related to assets held for sale
Working capital	$—	$1
Decommissioning liability	—	23

	$—	$24

During the fourth quarter of 2017, as a result of entering into a definitive sale agreement, the Company classified certain non-core legacy assets located in Central Alberta as assets held for sale at December 31, 2017. The transaction closed in January 2018.

At December 31, 2017, these assets were recorded at the lower of fair value less costs to sell and their carrying amount, resulting in a PP&E impairment loss of $12 million. The impairment expense has been recorded as additional depletion, depreciation, impairment and accretion expense on the consolidated Statements of Income (Loss).